ACQUISTION OF EG ACQUISITION LLC (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 02, 2025	Jun. 20, 2025	Mar. 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [Line Items]
Restricted cash held for reclamation bond - released		$ 1,503
Reclamation bonds				$ 1,768	$ 0
Gain on elimination of contingent consideration				$ 1,000	$ 0
Golden Vertex Corp. [Member]
Disclosure of detailed information about business combination [Line Items]
Ownership interest				100.00%
Moss Mine [Member]
Disclosure of detailed information about business combination [Line Items]
Ownership interest			100.00%
EG Acquisition LLC [Member]
Disclosure of detailed information about business combination [Line Items]
Contingent consideration			$ 1,000
Gain on elimination of contingent consideration	$ 1,000
EG Acquisition LLC [Member] | Elevation Gold Mining Corporation [Member]
Disclosure of detailed information about business combination [Line Items]
Contingent consideration				$ 1,500
EG Acquisition LLC [Member] | Golden Vertex Corp. [Member]
Disclosure of detailed information about business combination [Line Items]
Ownership interest			100.00%
EG Acquisition LLC [Member] | Moss Mine [Member] | Sandstorm Gold Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Net smelter return ("NSR") royalty			1.00%
EG Acquisition LLC [Member] | Moss Mine [Member] | Patriot Gold Corporation [Member]
Disclosure of detailed information about business combination [Line Items]
Net smelter return ("NSR") royalty			3.00%